Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	September 2011
Distribution Date	10/17/11
Transaction Month	17
30/360 Days	30
Actual/360 Days	32

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$37,653,935.64	0.1582098	$17,448,462.63	0.0733129	$20,205,473.01
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$541,503,935.64	0.5635676	$521,298,462.63	0.5425389	$20,205,473.01

Weighted Avg. Coupon (WAC)	5.17%		5.17%
Weighted Avg. Remaining Maturity (WARM)	44.63		43.75
Pool Receivables Balance	$662,830,250.22		$637,696,175.10
Remaining Number of Receivables	51,689		50,864

Adjusted Pool Balance	$649,876,335.25		$625,384,852.81

III.  COLLECTIONS

Principal:
Principal Collections	$23,999,784.97
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$805,499.85
Total Principal Collections	$24,805,284.82

Interest:
Interest Collections	$2,905,482.34
Late Fees & Other Charges	$41,929.22
Interest on Repurchase Principal	$-
Total Interest Collections	$2,947,411.56

Collection Account Interest	$2,470.52
Reserve Account Interest	$543.20
Servicer Advances	$-

Total Collections	$27,755,710.10

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	September 2011
Distribution Date	10/17/11
Transaction Month	17
30/360 Days	30
Actual/360 Days	32

IV.  DISTRIBUTIONS

Total Collections					$27,755,710.10
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$27,755,710.10
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$552,358.54		$552,358.54	$552,358.54
Collection Account Interest					$2,470.52
Late Fees & Other Charges					$41,929.22
Total due to Servicer					$596,758.28

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$26,985.32		$26,985.32
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$804,720.74		$804,720.74	$804,720.74

Available Funds Remaining:					$26,354,231.08

4. Principal Distribution Amount:					$20,205,473.01

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$20,205,473.01
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		20,205,473.01		$20,205,473.01
Total Noteholders Principal				$20,205,473.01

5. Available Amounts Remaining to reserve account					6,148,758.07

11.Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					6,148,758.07

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,953,914.97
Beginning Period Amount	$12,953,914.97
Current Period Amortization	$642,592.68
Ending Period Required Amount	$12,311,322.29
Ending Period Amount	$12,311,322.29
Next Distribution Date Required Amount	$11,688,257.87

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$6,148,758.07
Current Period Release to Depositor	$6,148,758.07
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$108,372,399.61	$104,086,390.18	$104,086,390.18
Overcollateralization as a % of Adjusted Pool		16.68%	16.64%	16.64%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	September 2011
Distribution Date	10/17/11
Transaction Month	17
30/360 Days	30
Actual/360 Days	32

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.46%	50,081	98.20%	$626,232,886.24
30 - 60 Days	1.21%	615	1.40%	$8,958,579.41
61 - 90 Days	0.27%	139	0.32%	$2,066,342.44
91 + Days	0.06%	29	0.07%	$438,367.01
		50,864		$637,696,175.10
Total
Delinquent Receivables 61 + days past due	0.33%	168	0.39%	$2,504,709.45
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.31%	162	0.39%	$2,572,570.43
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	158	0.35%	$2,405,609.44
Three-Month Average Delinquency Ratio	0.31%		0.38%

Repossession in Current Period		59		$813,200.48
Repossession Inventory		73		$617,611.01

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,134,290.15
Recoveries				$(805,499.85)
Net Charge-offs for Current Period				$328,790.30

Beginning Pool Balance for Current Period				$662,830,250.22

Net Loss Ratio				0.60%
Net Loss Ratio for 1st Preceding Collection Period				0.93%
Net Loss Ratio for 2nd Preceding Collection Period				0.51%
Three-Month Average Net Loss Ratio for Current Period				0.68%

Cumulative Net Losses for All Periods				$7,142,267.59
Cumulative Net Losses as a % of Initial Pool Balance				0.65%

Principal Balance of Extensions				$2,645,772.60
Number of Extensions				164

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